Borrowings - Other short-term borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term debt
Maximum aggregate balance outstanding at any month-end	$ 100,000	$ 160,000
Average monthly aggregate balance outstanding	$ 21,557	$ 8,703
Weighted average interest rate for the year	0.56%	2.50%
Weighted average interest rate at December 31	0.73%	1.85%